Variable interest entities (VIE) - Consolidated (Details 8) SFr in Millions	Jun. 30, 2018 CHF (SFr) day	Mar. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Jun. 30, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 112,513	SFr 118,164	SFr 109,815	SFr 110,332	SFr 121,161
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	117,617	121,170	115,346
Trading assets	135,586	140,201	156,334
Investment securities	2,331	2,146	2,191
Other investments	5,626	5,487	5,964
Net loans	287,660	283,854	279,149
Premises and equipment	4,831	4,677	4,686
Other assets	35,309	33,778	32,071
of which loans held-for-sale	7,980	8,724	8,130
Customer deposits	367,408	368,382	361,162
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,886	27,579	26,496
Trading liabilities	42,776	44,755	39,119
Short-term borrowings	30,573	31,872	25,889
Long-term debt	165,961	166,166	173,032
Other liabilities	SFr 30,514	29,678	31,612
CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day	130
Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 240	191	232
Trading assets	1,252	1,308	1,348
Investment securities	679	586	381
Other investments	1,610	1,584	1,833
Net loans	299	257	267
Premises and equipment	126	124	151
Other assets	2,039	2,022	2,398
of which loans held-for-sale	517		238
Total assets of consolidated VIEs	6,245		6,610
Trading liabilities	3	3	3
Long-term debt	1,072	994	863
Other liabilities	220	SFr 209	204
Total liabilities of consolidated VIEs	1,295		1,070
Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	34		22
Trading assets	56		17
Investment securities	0		0
Other investments	0		0
Net loans	0		0
Premises and equipment	0		0
Other assets	371		83
of which loans held-for-sale	370		83
Total assets of consolidated VIEs	461		122
Trading liabilities	1		0
Long-term debt	173		51
Other liabilities	1		0
Total liabilities of consolidated VIEs	175		51
Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	0		0
Trading assets	0		0
Investment securities	0		0
Other investments	0		0
Net loans	0		0
Premises and equipment	0		0
Other assets	10		4
of which loans held-for-sale	0		0
Total assets of consolidated VIEs	10		4
Trading liabilities	0		0
Long-term debt	0		0
Other liabilities	0		0
Total liabilities of consolidated VIEs	0		0
Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	75		96
Trading assets	106		10
Investment securities	679		381
Other investments	0		0
Net loans	32		0
Premises and equipment	0		0
Other assets	925		1,070
of which loans held-for-sale	144		152
Total assets of consolidated VIEs	1,817		1,557
Trading liabilities	0		0
Long-term debt	838		752
Other liabilities	1		1
Total liabilities of consolidated VIEs	839		753
Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	68		32
Trading assets	147		179
Investment securities	0		0
Other investments	199		350
Net loans	0		3
Premises and equipment	0		0
Other assets	12		21
of which loans held-for-sale	0		0
Total assets of consolidated VIEs	426		585
Trading liabilities	0		0
Long-term debt	0		0
Other liabilities	8		26
Total liabilities of consolidated VIEs	8		26
Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	53		70
Trading assets	929		1,122
Investment securities	0		0
Other investments	1,127		1,197
Net loans	20		21
Premises and equipment	126		151
Other assets	46		32
of which loans held-for-sale	3		3
Total assets of consolidated VIEs	2,301		2,593
Trading liabilities	2		3
Long-term debt	26		26
Other liabilities	110		111
Total liabilities of consolidated VIEs	138		140
Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	10		12
Trading assets	14		20
Investment securities	0		0
Other investments	284		286
Net loans	247		243
Premises and equipment	0		0
Other assets	675		1,188
of which loans held-for-sale	0		0
Total assets of consolidated VIEs	1,230		1,749
Trading liabilities	0		0
Long-term debt	35		34
Other liabilities	100		66
Total liabilities of consolidated VIEs	135		100
Bank
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	111,636		109,510	SFr 110,166	SFr 121,066
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	117,617		115,346
Trading assets	135,787		156,774
Investment securities	2,329		2,189
Other investments	5,554		5,893
Net loans	293,178		283,237
Premises and equipment	4,532		4,445
Other assets	34,027		30,956
of which loans held-for-sale	7,980		8,130
Customer deposits	368,839		362,303
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,886		26,496
Trading liabilities	42,779		39,132
Short-term borrowings	31,070		26,378
Long-term debt	165,110		172,042
Other liabilities	SFr 30,438		31,683
Bank | CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day	130
Bank | Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 240		232
Trading assets	1,252		1,348
Investment securities	679		381
Other investments	1,610		1,833
Net loans	299		267
Premises and equipment	104		128
Other assets	2,037		2,396
of which loans held-for-sale	517		238
Total assets of consolidated VIEs	6,221		6,585
Trading liabilities	3		3
Long-term debt	1,072		863
Other liabilities	219		204
Total liabilities of consolidated VIEs	1,294		1,070
Bank | Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	34		22
Trading assets	56		17
Investment securities	0		0
Other investments	0		0
Net loans	0		0
Premises and equipment	0		0
Other assets	371		83
of which loans held-for-sale	370		83
Total assets of consolidated VIEs	461		122
Trading liabilities	1		0
Long-term debt	173		51
Other liabilities	1		0
Total liabilities of consolidated VIEs	175		51
Bank | Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	0		0
Trading assets	0		0
Investment securities	0		0
Other investments	0		0
Net loans	0		0
Premises and equipment	0		0
Other assets	10		4
of which loans held-for-sale	0		0
Total assets of consolidated VIEs	10		4
Trading liabilities	0		0
Long-term debt	0		0
Other liabilities	0		0
Total liabilities of consolidated VIEs	0		0
Bank | Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	75		96
Trading assets	106		10
Investment securities	679		381
Other investments	0		0
Net loans	32		0
Premises and equipment	0		0
Other assets	925		1,070
of which loans held-for-sale	144		152
Total assets of consolidated VIEs	1,817		1,557
Trading liabilities	0		0
Long-term debt	838		752
Other liabilities	1		1
Total liabilities of consolidated VIEs	839		753
Bank | Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	68		32
Trading assets	147		179
Investment securities	0		0
Other investments	199		350
Net loans	0		3
Premises and equipment	0		0
Other assets	12		21
of which loans held-for-sale	0		0
Total assets of consolidated VIEs	426		585
Trading liabilities	0		0
Long-term debt	0		0
Other liabilities	8		26
Total liabilities of consolidated VIEs	8		26
Bank | Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	53		70
Trading assets	929		1,122
Investment securities	0		0
Other investments	1,127		1,197
Net loans	20		21
Premises and equipment	104		128
Other assets	45		31
of which loans held-for-sale	3		3
Total assets of consolidated VIEs	2,278		2,569
Trading liabilities	2		3
Long-term debt	26		26
Other liabilities	109		111
Total liabilities of consolidated VIEs	137		140
Bank | Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	10		12
Trading assets	14		20
Investment securities	0		0
Other investments	284		286
Net loans	247		243
Premises and equipment	0		0
Other assets	674		1,187
of which loans held-for-sale	0		0
Total assets of consolidated VIEs	1,229		1,748
Trading liabilities	0		0
Long-term debt	35		34
Other liabilities	100		66
Total liabilities of consolidated VIEs	SFr 135		SFr 100